INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
INCOME TAXES
Schedule of Income before Income Tax, Domestic and Foreign

	2020	2019	2018
France	(2,042)	1,803	1,687
Other countries	854	388	(1,667)
Total	(1,188)	2,191	20

Schedule of Components of Income Tax Expense (Benefit)

	2020	2019	2018
Current income tax expense:
France	(158)	(237)	(163)
Other countries	(312)	(550)	(351)
Sub-total current income tax expense	(471)	(787)	(515)
Deferred income tax (expense) benefit:
France	8	(1)	2
Other countries	(53)	109	155
Sub-total deferred income tax (expense) benefit	(45)	108	157
Total	(516)	(679)	(358)

Schedule of Deferred Tax Assets and Liabilities

	2020	2019
Net operating loss carry forwards	14,014	13,642
Elimination of intercompany profit in inventory	161	269
Elimination of intercompany profit in fixed assets	244	349
Provisions for retirement indemnities	634	577
Capital leases treated as operating leases for tax	56	29
Other items	775	544
Total deferred tax assets	15,883	15,410
Total deferred tax liabilities	—	—
Net deferred tax assets	15,883	15,410
Valuation allowance for deferred tax assets	(15,508)	(14,977)
Deferred tax assets (liabilities), net of allowance	374	432

Schedule of Effective Income Tax Rate Reconciliation

	2020	2019	2018
Theoretical tax income / (loss) at French statutory tax rate	333	(614)	(6)
Income of foreign subsidiaries taxed at different tax rates	9	(51)	(124)
Effect of net operating loss carry-forwards and valuation allowances	(858)	189	(210)
Non-taxable debt fair value variation	—	—	235
Permanent differences	(159)	(251)	(392)
Effect of cancellation of intra-group positions	152	(54)	35
French business tax included in income tax (CVAE)	(156)	(159)	(161)
Other	164	263	265
Effective income (loss) tax	(516)	(679)	(358)